Post-retirement pension and other defined benefit schemes - Pension cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-retirement pension and other defined benefit schemes
Defined contribution plans	$ 528	$ 482
Current service cost and Expenses	77	67
Past service cost/(credit)	9	(12)
Pension costs	$ 614	$ 537	$ 546